CUSTOMER DEPOSITS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CUSTOMER DEPOSITS
Deposits from customers	$ 211,841,597	$ 175,491,421
Deposits received	$ 28,164,514	$ 23,808,900